Fair Value - Nonrecurring Gain/Loss Adjustments (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 354	$ 200	$ 85
Other real estate owned	52	52	6
Total Losses from Fair Value Adjustments, Assets Measured on a Nonrecurring Basis	$ 406	$ 252	$ 91